SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Oct. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock Options consist of the following for the years ended October 31, 2014 and 2013, after taking into account a 200 for 1 reverse stock split:

Weighted
		Weighted		average
		average	Aggregate	remaining
	Number of	exercise	intrinsic	contractual
	options	price	value	term (years)

Outstanding at October 31, 2012	4,000	$50.00	$-	0.94
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	3,000	-	-	-

Outstanding at October 31, 2013	1,000	50.00	-	1.00
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	1,000	50.00	-	1.00

Outstanding at October 31, 2014	-	$-	$-	-